Commitments and Contingencies (Details) - USD ($)			6 Months Ended	12 Months Ended
	Sep. 19, 2021	Feb. 26, 2021	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Underwriting discount percent		2.00%
Gross proceeds		$ 6,900,000	$ 12,075,000	$ 12,075,000
Deferred underwriting discount percent			3.50%	3.50%
BofA Securities, Inc. ("BofA") [Member]
Commitments and Contingencies (Details) [Line Items]
Advisory Fee	$ 3,000,000
Advisory fee	$ 3,000,000
Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting agreement, description			The underwriter had a 45-day option from the date of the IPO to purchase up to an aggregate of 4,500,000 additional Units at the public offering price less the underwriting commissions.	The underwriter had a 45-day option from the date of the IPO to purchase up to an aggregate of 4,500,000 additional Units at the public offering price less the underwriting commissions.